Note 5 - Prepaid Services: Schedule of Expected Amortization Expense (Details) (USD $)	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Details
Prepaid Expense	$ 297,077	$ 959,666	$ 959,667
Preconfirmation, Prepaid and Other Current Assets				$ 2,216,411